Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	€ million 2024	€ million 2023
Interest in net assets of joint ventures	80	70
Interest in net assets of associates	14	24
Long-term trade and other receivables(a)	344	394
Other non-current assets(b)	533	423
	971	911
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets, contingent assets and investment properties.
Summary of Movements in Interest in Joint Ventures and Associates

Movements during 2024 and 2023	€ million 2024	€ million 2023
Joint ventures(a)
1 January	70	65
Additions	–	10
Dividends received/reductions	(245)	(241)
Share of net profit/(loss)	255	235
Currency retranslation	–	1
31 December	80	70
Associates
1 January	24	19
Additions	–	8
Dividend received/reductions	(2)	(5)
Share of net profit/(loss)	–	(4)
Currency retranslation	(8)	6
31 December	14	24
(a)Our principal joint ventures are Unilever FIMA LDA and Gallo Worldwide LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and
Pepsi Lipton International Ltd for the rest of the world.